UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09377
The Gabelli Blue Chip Value Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

The Gabelli Blue Chip Value Fund
Annual Report — December 31, 2009

Morningstar® rated The Gabelli Blue Chip Value Fund Class AAA Shares 4 stars overall and 4 stars for the three and five year periods and 3 stars for the ten year period ended December 31, 2009 among 1,757; 1,757; 1,376; and 710 Large Blend funds, respectively.
Barbara Marcin, CFA
To Our Shareholders,
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2009 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     In 2009 The Gabelli Blue Chip Value Fund (the “Fund”) (Class AAA) net asset value (“NAV”) per share rose 30.63% compared with increases of 26.47% and 23.09% for the S&P 500 Index and the Lipper Large-Cap Value Fund Average, respectively.
     The stock market closed 2009 with a strong finish after three consecutive quarterly gains, more than making up for the freefall in the markets that concluded in the first quarter. The S&P 500 gained 42% in those three quarters and closed out the year with a 26.47% gain, to a level last seen in October of 2008. It was a tumultuous year with many twists and turns, as investors had to figure out the effects of a frozen and then a strongly recovering economy, a financial system that was on the verge of collapse and then was bailed out by the government; our largest banks almost failing and then posting strong profits at year end, the bailout of our automobile industry, and a dizzying array of government programs and subsidies designed to stabilize the system.
Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

     Every asset class, including stocks, bonds, and commodities, and markets in virtually all countries, posted solid gains for the year and concluded on a strong note.
     The S&P 500 is divided into ten industry sectors. Technology stocks continued to lead performance in the fourth quarter posting an 11% gain, for a full year gain of 61%. For the year, after the technology sector, the two best performing sectors were consumer discretionary and materials, with gains of more than 40% each, benefiting from the improved outlook for the economy. All ten industry sectors had positive performance for the year; the three with the lowest returns were telecommunications, utilities, and energy.
     Selected holdings that contributed positively to performance in 2009 were International Business Machines Corp. (2.5% of net assets as of December 31, 2009), CME Group Inc. (2.3%), Texas Instruments Inc., (1.3%), and American Express Co. (0.8%). Some of our weaker performing stocks during the year were Citigroup Inc. (1.7%), Genzyme Corp. (1.7%), and Cephalon Inc. (1.5%).
Sincerely yours,
Bruce N. Alpert
President
February 19, 2010
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
THE GABELLI BLUE CHIP VALUE FUND CLASS AAA SHARES AND THE S&P 500 INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Comparative Results
Average Annual Returns through December 31, 2009 (a) (Unaudited)

										Since
										Inception
	Quarter		1 Year		3 Year		5 Year		10 Year	(8/26/99)
Gabelli Blue Chip Value Fund Class AAA	4.50%		30.63%		(4.66)%		1.67%		1.65%	3.21%
S&P 500 Index	6.04		26.47		(5.62)		0.42		(0.95)	(0.15)
Lipper Large Cap Value Average	4.55		23.09		(7.59)		(0.25)		2.04	1.69
Class A	4.48		30.57		(4.66)		1.71		1.68	3.24
	(1.53	)(b)	23.06	(b)	(6.52	)(b)	0.51	(b)	1.08 (b)	2.65 (b)
Class B	4.30		29.69		(5.34)		0.97		1.22	2.80
	(0.70	)(c)	24.69	(c)	(6.30	)(c)	0.58	(c)	1.22	2.80
Class C	4.31		29.62		(5.37)		0.94		1.21	2.78
	3.31	(d)	28.62	(d)	(5.37)		0.94		1.21	2.78
Class I	4.53		30.86		(4.43)		1.94		1.75	3.31
In the current prospectus the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.02%, 2.02%, 2.77%, 2.77%, and 1.77%, respectively. The net expense ratios in the current prospectus for these share classes are 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively. See page 10 for the expense ratios for the year ended December 31, 2009. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The Standard & Poor’s (“S&P”) 500 Index is an unmanaged indicator of stock market performance, while the Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

The Gabelli Blue Chip Value Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2009 through December 31, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Annualized Expense Ratio represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2009.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/09	12/31/09	Ratio	Period*

The Gabelli Blue Chip Value Fund

Actual Fund Return
Class AAA	$1,000.00	$1,173.90	2.02%	$11.07
Class A	$1,000.00	$1,173.50	2.02%	$11.07
Class B	$1,000.00	$1,169.30	2.77%	$15.15
Class C	$1,000.00	$1,168.50	2.77%	$15.14
Class I	$1,000.00	$1,175.00	1.77%	$9.70
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.02	2.02%	$10.26
Class A	$1,000.00	$1,015.02	2.02%	$10.26
Class B	$1,000.00	$1,011.24	2.77%	$14.04
Class C	$1,000.00	$1,011.24	2.77%	$14.04
Class I	$1,000.00	$1,016.28	1.77%	$9.00

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2009:
Gabelli Blue Chip Value Fund

U.S. Government Obligations	16.7%
Health Care	13.7%
Energy	8.7%
Food and Beverage	7.1%
Financial Services	5.7%
Computer Hardware	5.0%
Electronics	4.5%
Banking	4.4%
Telecommunications	3.9%
Aerospace	3.5%
Energy Services	3.5%
Retail	3.0%
Entertainment	2.8%
Diversified Industrial	2.7%
Satellite	2.3%
Computer Software and Services	2.3%
Exchange Traded Funds	2.1%
Metals and Mining	2.0%
Agriculture	1.9%
Specialty Chemicals	1.9%
Water	1.6%
Machinery	0.7%
Other Assets and Liabilities (Net)	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q, the last of which was filed for the quarter ended September 30, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
2009 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended December 31, 2009, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.028, $0.035 and $0.053 per share for Class AAA, Class A and Class I, respectively. For the year ended December 31, 2009, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
U.S. Government Income:
The percentage of the ordinary income distribution paid by the Fund during 2009 which was derived from U.S. Treasury securities was 0.14%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Blue Chip Value Fund did not meet this strict requirement in 2009. The percentage of U.S. Government securities held as of December 31, 2009 was 16.69%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

The Gabelli Blue Chip Value Fund
Schedule of Investments — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS — 83.3%
	Aerospace — 3.5%
6,000	General Dynamics Corp.	$319,792	$409,020
11,000	The Boeing Co.	705,463	595,430

		1,025,255	1,004,450

	Agriculture — 1.9%
12,000	Archer-Daniels-Midland Co.	338,403	375,720
2,000	Monsanto Co.	149,742	163,500

		488,145	539,220

	Banking — 4.4%
20,876	Bank of America Corp.	88,103	314,393
150,000	Citigroup Inc.	499,500	496,500
11,000	JPMorgan Chase & Co.	335,347	458,370

		922,950	1,269,263

	Computer Hardware — 5.0%
1,300	Apple Inc.†	161,431	274,118
19,000	Cisco Systems Inc.†	361,586	454,860
5,500	International Business Machines Corp.	610,309	719,950

		1,133,326	1,448,928

	Computer Software and Services — 2.3%
1,545	AOL Inc.†	40,531	35,968
35,000	EMC Corp.†	617,124	611,450

		657,655	647,418

	Diversified Industrial — 2.7%
15,000	Honeywell International Inc.	448,917	588,000
5,000	Tyco International Ltd.	185,140	178,400

		634,057	766,400

	Electronics — 4.5%
26,000	Applied Materials Inc.	418,245	362,440
28,000	Intel Corp.	618,825	571,200
14,000	Texas Instruments Inc.	268,640	364,840

		1,305,710	1,298,480

	Energy — 8.7%
3,000	Chevron Corp.	204,751	230,970
11,050	ConocoPhillips	465,510	564,323
6,000	Devon Energy Corp.	381,295	441,000
6,000	Exxon Mobil Corp.	363,388	409,140
10,000	FPL Group Inc.	566,988	528,200
9,000	Suncor Energy Inc.	290,468	317,790

		2,272,400	2,491,423

	Energy Services — 3.5%
3,000	Diamond Offshore Drilling Inc.	205,559	295,260
16,000	Halliburton Co.	454,300	481,440
12,000	Weatherford International Ltd.†	404,036	214,920

		1,063,895	991,620

	Entertainment — 2.8%
10,000	The Walt Disney Co.	252,820	322,500
17,000	Time Warner Inc.	538,650	495,380

		791,470	817,880

	Exchange Traded Funds — 2.1%
12,000	ProShares UltraShort 20+ Year Treasury†	562,055	600,000

	Financial Services — 5.7%
6,000	American Express Co.	180,780	243,120
2,000	CME Group Inc.	466,486	671,900
20,000	Discover Financial Services	152,246	294,200
10,000	The Bank of New York Mellon Corp.	295,913	279,700
5,000	Wells Fargo & Co.	62,340	134,950

		1,157,765	1,623,870

	Food and Beverage — 7.1%
8,000	H.J. Heinz Co.	315,232	342,080
23,200	Kraft Foods Inc., Cl. A	671,259	630,576
8,846	Mead Johnson Nutrition Co. Cl. A	309,940	386,570
11,000	PepsiCo Inc.	604,211	668,800

		1,900,642	2,028,026

	Health Care — 13.7%
12,987	Bristol-Myers Squibb Co.	287,263	327,926
7,000	Cephalon Inc.†	395,238	436,870
7,000	Covidien plc	218,687	335,230
10,000	Genzyme Corp.†	561,943	490,100
10,000	Johnson & Johnson	625,229	644,100
10,650	Merck & Co. Inc.	221,171	389,151
13,790	Pfizer Inc.	243,118	250,840
7,000	Stryker Corp.	280,049	352,590
23,000	UnitedHealth Group Inc.	582,357	701,040

		3,415,055	3,927,847

	Machinery — 0.7%
3,500	Deere & Co.	141,789	189,315

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Schedule of Investments (Continued) — December 31, 2009

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Metals and Mining — 2.0%
5,000	Agnico-Eagle Mines Ltd.	$300,385	$270,000
1,000	Freeport-McMoRan Copper & Gold Inc.†	32,370	80,290
5,000	Newmont Mining Corp.	151,539	236,550

		484,294	586,840

	Retail — 3.0%
10,000	The Home Depot Inc.	288,093	289,300
8,000	Wal-Mart Stores Inc.	412,333	427,600
4,000	Yum! Brands Inc.	143,509	139,880

		843,935	856,780

	Satellite — 2.3%
20,000	DIRECTV, Cl. A†	513,400	667,000

	Specialty Chemicals — 1.9%
16,000	E. I. du Pont de Nemours and Co.	590,060	538,720

	Telecommunications — 3.9%
23,000	AT&T Inc.	712,240	644,690
14,200	Verizon Communications Inc.	439,623	470,446

		1,151,863	1,115,136

	Water — 1.6%
20,800	American Water Works Co. Inc.	365,160	466,128

	TOTAL COMMON STOCKS	21,420,881	23,874,744

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 16.7%
	U.S. Treasury Bills — 16.3%
$4,682,000	U.S. Treasury Bills, 0.091% to 0.244%††, 02/11/10 to 06/03/10	4,679,771	4,680,145

	U.S. Treasury Cash Management Bills — 0.4%
105,000	U.S. Treasury Cash Management Bill, 0.137%††, 06/10/10	104,938	104,921

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,784,709	4,785,066

	TOTAL INVESTMENTS — 100.0%	$26,205,590	28,659,810

	Other Assets and Liabilities (Net) — 0.0%		2,807

	NET ASSETS — 100.0%		$28,662,617

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Statement of Assets and Liabilities
December 31, 2009

Assets:
Investments, at value (cost $26,205,590)	$28,659,810
Cash	62,144
Receivable for Fund shares sold	13,402
Dividends receivable	32,848
Prepaid expenses	30,544

Total Assets	28,798,748

Liabilities:
Payable for Fund shares redeemed	41,781
Payable for investment advisory fees	22,414
Payable for distribution fees	6,109
Payable for legal and audit fees	32,160
Payable for shareholder communications expenses	22,563
Payable for shareholder services fees	8,645
Other accrued expenses	2,459

Total Liabilities	136,131

Net Assets applicable to 2,340,793 shares outstanding	$28,662,617

Net Assets Consist of:
Paid-in capital	$30,112,936
Accumulated net realized loss on investments	(3,904,539)
Net unrealized appreciation on investments	2,454,220

Net Assets	$28,662,617

Shares of Beneficial Interest:
Class AAA:
Net Asset Value, offering, and redemption price per share ($26,045,093 ÷ 2,126,253 shares outstanding, at $0.001 par value; unlimited number of shares authorized)	$12.25

Class A:
Net Asset Value and redemption price per share ($1,403,958 ÷ 114,575 shares outstanding, at $0.001 par value; unlimited number of shares authorized)	$12.25

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.00

Class B:
Net Asset Value and offering price per share ($70,089 ÷ 5,902 shares outstanding, at $0.001 par value; unlimited number of shares authorized)	$11.88	(a)

Class C:
Net Asset Value and offering price per share ($299,818 ÷ 25,271 shares outstanding, at $0.001 par value; unlimited number of shares authorized)	$11.86	(a)

Class I:
Net Asset Value, offering, and redemption price per share ( $843,659 ÷ 68,792 shares outstanding, at $0.001 par value; unlimited number of shares authorized)	$12.26

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Year Ended December 31, 2009

Investment Income:
Dividends (net of foreign taxes of $451)	$463,850
Interest	6,152

Total Investment Income	470,002

Expenses:
Investment advisory fees	230,293
Distribution fees — Class AAA	53,112
Distribution fees — Class A	1,954
Distribution fees — Class B	601
Distribution fees — Class C	1,370
Shareholder communications expenses	45,590
Registration expenses	36,796
Shareholder services fees	35,912
Legal and audit fees	30,414
Trustees’ fees	25,875
Custodian fees	12,036
Tax expense	2,185
Interest expense	166
Miscellaneous expenses	14,359

Total Expenses	490,663

Less:
Expense reimbursement (See Note 3)	(28,262)

Net Expenses	462,401

Net Investment Income	7,601

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(2,071,450)
Net change in unrealized appreciation on investments	8,291,540

Net Realized and Unrealized Gain/(Loss) on Investments	6,220,090

Net Increase in Net Assets Resulting from Operations	$6,227,691

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment income	$7,601	$63,384
Net realized loss on investments	(2,071,450)	(1,669,994)
Net change in unrealized appreciation/depreciation on investments	8,291,540	(8,430,696)

Net Increase/(Decrease) in Net Assets Resulting from Operations	6,227,691	(10,037,306)

Distributions to Shareholders:
Net investment income
Class AAA	(58,964)	(30,929)
Class A	(4,013)	(309)
Class I	(3,485)	(3,429)

	(66,462)	(34,667)

Net realized gain
Class AAA	—	(6,380)
Class A	—	(39)
Class B	—	(2)
Class C	—	(23)
Class I	—	(232)

	—	(6,676)

Return of capital
Class AAA	(2,706)	—
Class A	(184)	—
Class I	(160)	—

	(3,050)	—

Total Distributions to Shareholders	(69,512)	(41,343)

Shares of Beneficial Interest Transactions:
Class AAA	2,250,290	(4,188,826)
Class A	1,075,527	45,912
Class B	—	47,144
Class C	199,834	24,751
Class I	(51,458)	992,214

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	3,474,193	(3,078,805)

Redemption Fees	3	331

Net Increase/(Decrease) in Net Assets	9,632,375	(13,157,123)

Net Assets:
Beginning of period	19,030,242	32,187,365

End of period (including undistributed net investment income of $0 and $69,934, respectively)	$28,662,617	$19,030,242

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

															Ratios to Average Net Assets/
		Income from Investment Operations			Distributions										Supplemental Data
			Net													Operating	Operating
	Net Asset	Net	Realized and	Total		Net						Net Asset		Net Assets	Net	Expenses	Expenses
Period	Value,	Investment	Unrealized	from	Net	Realized		Return				Value		End of	Investment	Before	Net of	Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on		of	Total		Redemption	End of	Total	Period	Income	Reimburse-	Reimburse-	Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments		Capital (b)	Distributions		Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)	ment	ment(c)	Rate††
Class AAA
2009	$9.40	$0.00 (b)	$2.88	$2.88	$(0.03)	—		$(0.00)	$(0.03)		$0.00	$12.25	30.6%	$26,045	0.04%	2.13%	2.01%	76%
2008	14.21	0.03	(4.82)	(4.79)	(0.02)	$(0.00	)(b)	—	(0.02)		0.00	9.40	(33.7)	18,136	0.23	2.02	2.00	90
2007	14.77	0.05	(0.03)	0.02	(0.04)	(0.54)		—	(0.58)		0.00	14.21	0.1	32,011	0.33	1.78	1.78	41
2006	12.60	0.03	2.18	2.21	(0.04)	—		—	(0.04)		0.00	14.77	17.5	36,754	0.23	1.82	1.82	44
2005	11.81	(0.01)	0.80	0.79	—	—		—	—		0.00	12.60	6.7	36,663	(0.08)	1.89	1.89	37
Class A
2009	$9.41	$(0.01)	$2.89	$2.88	$(0.04)	—		$(0.00)	$(0.04)		$0.00	$12.25	30.6%	$1,404	(0.07)%	2.13%	2.01%	76%
2008	14.23	0.03	(4.82)	(4.79)	(0.03)	$(0.00	)(b)	—	(0.03)		0.00	9.41	(33.7)	111	0.24	2.02	2.00	90
2007	14.80	0.05	(0.04)	0.01	(0.04)	(0.54)		—	(0.58)		0.00	14.23	0.1	103	0.32	1.78	1.78	41
2006	12.63	0.04	2.17	2.21	(0.04)	—		—	(0.04)		0.00	14.80	17.5	88	0.27	1.82	1.82	44
2005	11.82	(0.01)	0.82	0.81	—	—		—	—		0.00	12.63	6.9	42	(0.07)	1.89	1.89	37
Class B
2009	$9.16	$(0.07)	$2.79	$2.72	—	—		—	—		$0.00	$11.88	29.7%	$70	(0.70)%	2.88%	2.76%	76%
2008	13.92	(0.06)	(4.70)	(4.76)	—	$(0.00	)(b)	—	$(0.00	)(b)	0.00	9.16	(34.2)	54	(0.51)	2.77	2.75	90
2007	14.55	(0.06)	(0.03)	(0.09)	—	(0.54)		—	(0.54)		0.00	13.92	(0.7)	9	(0.42)	2.53	2.53	41
2006	12.47	(0.07)	2.15	2.08	—	—		—	—		0.00	14.55	16.7	10	0.53	2.57	2.57	44
2005	11.76	(0.09)	0.80	0.71	—	—		—	—		0.00	12.47	6.0	1	(0.71)	2.64	2.64	37
Class C
2009	$9.15	$(0.09)	$2.80	$2.71	—	—		—	—		$0.00	$11.86	29.6%	$300	(0.82)%	2.88%	2.76%	76%
2008	13.91	(0.06)	(4.70)	(4.76)	—	$(0.00	)(b)	—	$(0.00	)(b)	0.00	9.15	(34.2)	64	(0.50)	2.77	2.75	90
2007	14.54	(0.05)	(0.04)	(0.09)	—	(0.54)		—	(0.54)		0.00	13.91	(0.7)	63	(0.37)	2.53	2.53	41
2006	12.47	(0.06)	2.13	2.07	—	—		—	—		0.00	14.54	16.6	5	(0.48)	2.57	2.57	44
2005	11.76	(0.09)	0.80	0.71	—	—		—	—		0.00	12.47	6.0	6	(0.72)	2.64	2.64	37
Class I
2009	$9.41	$0.03	$2.87	$2.90	$(0.05)	—		$(0.00)	$(0.05)		$0.00	$12.26	30.9%	$844	0.28%	1.88%	1.76%	76%
2008	14.23	0.06	(4.83)	(4.77)	(0.05)	$(0.00	)(b)	—	(0.05)		0.00	9.41	(33.5)	665	0.52	1.77	1.75	90
2007	14.80	0.09	(0.04)	0.05	(0.08)	(0.54)		—	(0.62)		0.00	14.23	0.3	1	0.59	1.53	1.53	41
2006	12.63	0.06	2.18	2.24	(0.07)	—		—	(0.07)		0.00	14.80	17.7	1	0.46	1.57	1.57	44
2005	11.79	0.03	0.81	0.84	—	—		—	—		0.00	12.63	7.1	1	0.28	1.64	1.64	37

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the years ended December 31, 2007 and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.77%, and 1.81% (Class AAA and Class A), 2.52%, and 2.56% (Class B and Class C), and 1.52% and 1.56% (Class I), respectively. For the years ended December 31, 2009, 2008, and 2005, the effect of interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class B and Class C), and 1.75% (Class I), respectively.
See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements
1. Organization. The Gabelli Blue Chip Value Fund (the “Fund”) was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 1999. The Fund’s primary objective is long-term growth of capital.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued)
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$23,874,744
Level 2 — Other Significant Observable Inputs*	4,785,066

Total	$28,659,810

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of the portfolio holdings.
There were no Level 3 investments held at December 31, 2009 or December 31, 2008.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2009, there were no open repurchase agreements.
Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2009, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued)
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to non-deductible excise tax. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2009, reclassifications were made to decrease accumulated net investment income by $11,073 and decrease accumulated net realized loss on investments by $13,258, with an offsetting adjustment to paid-in capital.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued)
The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was as follows:

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$66,462	$34,682
Net long-term capital gains	—	6,661
Return of capital	3,050	—

Total distributions paid	$69,512	$41,343

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(3,693,444)
Net unrealized appreciation on investments	2,243,125

Total	$(1,450,319)

At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $3,693,444, which are available to reduce future required distributions of net capital gains to shareholders. $1,253,292 is available through 2016; and $2,440,152 is available through 2017.
At December 31, 2009, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$26,416,685	$3,240,600	$(997,475)	$2,243,125
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2009, the Fund did not incur any interest or penalties. As of December 31, 2009, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor its tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued)
The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class B, Class C, and Class I Shares’ average daily net assets. For the year ended December 31, 2009, the Adviser reimbursed the Fund in the amount of $28,262. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below those percentages of average daily net assets for those respective share classes. At December 31, 2009, the cumulative amount which the Fund may repay the Adviser is $32,075.
The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2009, other than short-term securities and U.S. Government obligations, aggregated $14,368,397 and $14,454,985, respectively.
6. Transactions with Affiliates. During the year ended December 31, 2009, the Fund paid brokerage commissions on security trades of $40,514 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $6,199 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during 2009.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the year ended December 31, 2009, there were no borrowings under the line of credit.
8. Shares of Beneficial Interest. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered to investors without a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued)
six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2009 and December 31, 2008 amounted to $3 and $331, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of beneficial interest were as follows:

	Year Ended		Year Ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	566,520	$6,084,422	340,547	$4,042,321
Shares issued upon reinvestment of distributions	4,819	59,373	3,651	33,076
Shares redeemed	(374,356)	(3,893,505)	(667,545)	(8,264,223)

Net increase/(decrease)	196,983	$2,250,290	(323,347)	$(4,188,826)

Class A
Shares sold	127,606	$1,345,833	6,925	$75,725
Shares issued upon reinvestment of distributions	320	3,948	29	265
Shares redeemed	(25,125)	(274,254)	(2,404)	(30,078)

Net increase	102,801	$1,075,527	4,550	$45,912

Class B
Shares sold	—	—	5,215	$47,141
Shares issued upon reinvestment of distributions	—	—	—	3

Net increase	—	—	5,215	$47,144

Class C
Shares sold	20,653	$222,799	3,196	$30,264
Shares issued upon reinvestment of distributions	—	—	3	23
Shares redeemed	(2,441)	(22,965)	(656)	(5,536)

Net increase	18,212	$199,834	2,543	$24,751

Class I
Shares sold	15,854	$152,383	78,099	$1,080,092
Shares issued upon reinvestment of distributions	295	3,645	404	3,661
Shares redeemed	(18,064)	(207,486)	(7,892)	(91,539)

Net increase/(decrease)	(1,915)	$(51,458)	70,611	$992,214

The Gabelli Blue Chip Value Fund
Notes to Financial Statements (Continued)
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of events occurring subsequent to December 31, 2009 through February 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Blue Chip Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
The Gabelli Blue Chip Value Fund
We have audited the accompanying statement of assets and liabilities of The Gabelli Blue Chip Value Fund (the “Fund”), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Blue Chip Value Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
February 25, 2010

The Gabelli Blue Chip Value Fund
Additional Fund Information (Unaudited)
The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Blue Chip Value Fund at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Trustee	During Past Five Years	Held by Trustee[4]
INTERESTED TRUSTEES[3]:
Mario J. Gabelli Trustee Age: 67	Since 1999	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chairman and Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board of LICT Corp. (multimedia and communication services company); Director of CIBL Inc. (broadcasting and wireless communications)

INDEPENDENT TRUSTEES[5]:

Anthony J. Colavita Trustee Age: 74	Since 1999	34	President of the law firm of Anthony J. Colavita, P.C.	—

Vincent D. Enright Trustee Age: 66	Since 1999	16	Former Senior Vice President and Chief Financial Officer of KeySpan Corporation (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics)

Mary E. Hauck Trustee Age: 67	Since 2000	3	Retired Senior Manager of the Gabelli O’Connor Fixed Income Mutual Funds Management Company	—

Kuni Nakamura Trustee Age: 41	Since 2009	9	President of Advanced Polymer, Inc.	—

Werner J. Roeder, MD Trustee Age: 69	Since 1999	22	Medical Director of Lawrence Hospital and practicing private physician	—

OFFICERS:

Bruce N. Alpert President Age: 58	Since 2003	—	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Director and President of Teton Advisors, Inc. 1998 through 2008; Chairman of Teton Advisors, Inc. since 2008; Senior Vice President of GAMCO Investors, Inc. since 2008	—

Agnes Mullady Treasurer Age: 51	Since 2006	—	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005	—

Peter D. Goldstein Chief Compliance Officer Age: 56	Since 2004	—	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex	—

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

The Gabelli Blue Chip Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio Manager
Executive Officer	Gabelli-O’Connor Fixed Income
GAMCO Investors, Inc.	Mutual Fund Management Co.

Anthony J. Colavita	Kuni Nakamura
President	President
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice President	Medical Director
and Chief Financial Officer	Lawrence Hospital
KeySpan Corp.

Officers and Portfolio Manager

Barbara G. Marcin, CFA	Bruce N. Alpert
Portfolio Manager	President

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Secretary and Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB402Q409SR
The Gabelli Blue Chip Value Fund
Morningstar® rated The Gabelli Blue Chip Value Fund
Class AAA Shares 4 stars overall and 4 stars for the
three and five year periods and 3 stars for the ten year
period ended December 31, 2009 among 1,757; 1,757;
1,376; and 710 Large Blend funds, respectively.
ANNUAL REPORT
DECEMBER 31, 2009

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $24,000 for 2008 and $22,800 for 2009.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2009.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,300 for 2008 and $4,300 for 2009. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2009.
(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) N/A
(c) 100%
(d) N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $4,300 for 2008 and $4,300 for 2009.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Blue Chip Value Fund

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 3/8/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 3/8/10

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/8/10

*	Print the name and title of each signing officer under his or her signature.